Issuance of Units	12 Months Ended
Dec. 31, 2018
ISSUANCE OF UNITS [Abstract]
Issuance of Units

NOTE 13 – ISSUANCE OF UNITS

In December 2018, Navios Partners authorized the granting of 1,464,494 restricted common units, which were issued on December 24, 2018, to its directors and officers, which are based solely on service conditions and vest over four years. The fair value of the restricted common units was determined by reference to the quoted common unit price on the date of grant. Compensation expense, net of estimated forfeitures, is recognized when it is probable that the performance criteria will be met based on a graded expense model over the vesting period. Navios Partners also issued 29,888 general partnership units to its general partner for net proceeds of $27. As of December 31, 2018, the effect of compensation expense arising from the restricted common units described above amounted to $20 and was presented under the caption “General and administrative expenses” in the Consolidated Statements of Operations. There were no restricted common units exercised, forfeited or expired the year ended December 31, 2018. As of December 31, 2018, no restricted common units were vested.

On February 21, 2018, Navios Partners completed a public offering of 18,422,000 common units at $1.90 per unit and raised gross proceeds of approximately $35,002. The net proceeds of this offering, including the underwriting discount and the offering costs of $1,629 in total, were approximately $33,373. Pursuant to this offering, Navios Partners issued 375,959 general partnership units to its general partner. The net proceeds from the issuance of the general partnership units were $714.

In December 2017, Navios Partners authorized the granting of 1,370,044 restricted common units, which were issued on January 11, 2018, to its directors and officers, which are based solely on service conditions and vest over four years. The fair value of the restricted common units was determined by reference to the quoted common unit price on the date of grant. Compensation expense, net of estimated forfeitures, is recognized when it is probable that the performance criteria will be met based on a graded expense model over the vesting period. Navios Partners also issued 27,960 general partnership units to its general partner for net proceeds of $64. The effect of compensation expense arising from the restricted common units described above amounted to $1,600 and $72 as of December 31, 2018 and 2017, respectively, and was presented under the caption “General and administrative expenses” in the Consolidated Statements of Operations. There were no restricted common units exercised, forfeited or expired during each of the years ended December 31, 2018 and 2017. As of December 31, 2018, 353,761 restricted common units were vested.

On September 1, 2017 and as part of the acquisition agreement entered into between the Company and Rickmers Trust, Navios Partners authorized and issued 361,444 restricted common units and 7,376 general partnership units to its general partner for net proceeds of $600 and $12, respectively. The fair value of the restricted common units was determined by reference to the quoted common unit price on the date of grant. On September 25, 2017, the fair value of the restricted common units described above was compensated by Navios Containers in full amount. There were no restricted common units exercised, forfeited or expired during each of the years ended December 31, 2018 and 2017. As of December 31, 2018, 180,722 restricted common units were vested.

On March 20, 2017, Navios Partners completed a public offering of 47,795,000 common units at $2.10 per unit and raised gross proceeds of approximately $100,369. The net proceeds of this offering, including the underwriting discount and the offering costs of $4,383 in total, were approximately $95,986. Pursuant to this offering, Navios Partners issued 975,408 general partnership units to its general partner. The net proceeds from the issuance of the general partnership units were $2,049.

On March 17, 2017, Navios Holdings transferred to Navios Partners its rights to the fixed 12.7% interest on the Navios Europe I’s Navios Term Loans I and Navios Revolving Loans I (including the respective accrued receivable interest) for a total amount of $33,473 for a cash consideration of $4,050 and 13,076,923 newly issued common units of Navios Partners, with fair value net of costs at date of issuance of $28,862 (see Note 18 — Transactions with related parties and affiliates). Pursuant to this transaction, Navios Partners issued 266,876 general partnership units to its general partner for net cash proceeds of $468.

In December 2016, Navios Partners authorized the granting of 2,040,000 restricted common units, which were issued on January 31, 2017, to its directors and officers, which are based solely on service conditions and vest over three years. The fair value of the restricted common units was determined by reference to the quoted common unit price on the date of grant. Compensation expense, net of estimated forfeitures, is recognized when it is probable that the performance criteria will be met based on a graded expense model over the vesting period. Navios Partners also issued 41,633 general partnership units to its general partner for net proceeds of $63. The effect of compensation expense arising from the restricted common units described above amounted to $830 and $1,832 as of December 31, 2018 and 2017, respectively, and was presented under the caption “General and administrative expenses” in the Consolidated Statements of Operations. There were no restricted common units exercised, forfeited or expired during each of the years ended December 31, 2018 and 2017. As of December 31, 2018, 1,366,665 restricted common units were vested, cumulatively.

As of December 31, 2018, the estimated compensation cost relating to service conditions of non-vested restricted common units granted in 2016, 2017 and 2018 not yet recognized was $3,074.

On November 18, 2016, Navios Partners entered into a Continuous Offering Program Sales Agreement, which was further amended on June 2, 2017, pursuant to which Navios Partners may issue and sell from time to time through its agent common units representing limited partner interests having an aggregate offering price of up to $25,000. As of December 31, 2017 and 2016, Navios Partners issued 1,200,442 and 244,201 common units and received net proceeds of $2,221 and $440, respectively. Pursuant to the issuance of the common units, Navios Partners issued 24,498 general partnership units to its general partner in order to maintain its 2.0% general partner interest. As of December 31, 2017 and 2016, the net proceeds from the issuance of the general partnership units were $46 and $10, respectively. There were no equity transactions or units sold under this program during the year ended December 31, 2018.

Navios Holdings currently owns an approximately 20.4% interest in Navios Partners, which includes the approximately 2.1% interest through Navios Partners’ general partner, which Navios Holdings owns and controls.